Annual Fund Operating Expenses	Jan. 28, 2026
RiverPark Large Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RiverPark Large Growth Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[1]
Component2 Other Expenses	0.11%	[1]
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.03%)	[3]
Net Expenses (as a percentage of Assets)	1.25%
RiverPark Large Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	1.00%
RiverPark Large Growth Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.10%	[1]
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(0.02%)	[3]
Net Expenses (as a percentage of Assets)	2.00%
Wedgewood Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Wedgewood Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[4]
Component2 Other Expenses	0.06%	[4]
Other Expenses (as a percentage of Assets):	0.33%	[5]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.04%)	[6]
Net Expenses (as a percentage of Assets)	1.25%
Wedgewood Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[4]
Component2 Other Expenses	0.12%	[4]
Other Expenses (as a percentage of Assets):	0.33%	[5]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.10%)	[6]
Net Expenses (as a percentage of Assets)	1.00%
Wedgewood Fund | C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%	[4]
Component2 Other Expenses	0.12%	[4]
Other Expenses (as a percentage of Assets):	0.33%	[5]
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(0.10%)	[6]
Net Expenses (as a percentage of Assets)	2.00%
RiverPark Short Term High Yield Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[7]
Component2 Other Expenses	0.13%	[7]
Other Expenses (as a percentage of Assets):	0.21%	[8]
Expenses (as a percentage of Assets)	1.24%
RiverPark Short Term High Yield Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[7]
Component2 Other Expenses	0.10%	[7]
Other Expenses (as a percentage of Assets):	0.21%	[8]
Expenses (as a percentage of Assets)	0.96%
RiverPark Long/Short Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RiverPark Long/Short Opportunity Fund | Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[9]
Component2 Other Expenses	0.12%	[9]
Other Expenses (as a percentage of Assets):	0.32%	[10]
Expenses (as a percentage of Assets)	2.19%
Fee Waiver or Reimbursement	(0.19%)	[11]
Net Expenses (as a percentage of Assets)	2.00%
RiverPark Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[9]
Component2 Other Expenses	0.09%	[9]
Other Expenses (as a percentage of Assets):	0.32%	[10]
Expenses (as a percentage of Assets)	1.91%
Fee Waiver or Reimbursement	(0.06%)	[11]
Net Expenses (as a percentage of Assets)	1.85%
RiverPark Long/Short Opportunity Fund | Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%	[9]
Component2 Other Expenses	0.09%	[9]
Other Expenses (as a percentage of Assets):	0.32%	[10]
Expenses (as a percentage of Assets)	2.91%
Fee Waiver or Reimbursement	(0.06%)	[11]
Net Expenses (as a percentage of Assets)	2.85%
RiverPark Floating Rate CMBS Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RiverPark Floating Rate CMBS Fund | Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%	[12]
Component2 Other Expenses	0.15%	[12]
Other Expenses (as a percentage of Assets):	0.37%	[13]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.17%)	[14]
Net Expenses (as a percentage of Assets)	1.25%
RiverPark Floating Rate CMBS Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[12]
Component2 Other Expenses	0.04%	[12]
Other Expenses (as a percentage of Assets):	0.37%	[13]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.21%)	[14]
Net Expenses (as a percentage of Assets)	0.85%
Riverpark/Next Century Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Riverpark/Next Century Growth Fund | Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.25%	[15]
Component2 Other Expenses	0.16%	[15]
Other Expenses (as a percentage of Assets):	0.68%	[16]
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	(0.49%)	[17]
Net Expenses (as a percentage of Assets)	1.40%
Riverpark/Next Century Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Component1 Other Expenses	0.00%	[15]
Component2 Other Expenses	0.10%	[15]
Other Expenses (as a percentage of Assets):	0.68%	[16]
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.43%)	[17]
Net Expenses (as a percentage of Assets)	1.15%
RiverPark/Next Century Large Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
RiverPark/Next Century Large Growth Fund | Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Component1 Other Expenses	0.00%	[18]
Component2 Other Expenses	0.00%	[18]
Other Expenses (as a percentage of Assets):	1.57%	[19]
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(0.97%)	[20]
Net Expenses (as a percentage of Assets)	1.25%
RiverPark/Next Century Large Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Component1 Other Expenses	0.00%	[18]
Component2 Other Expenses	0.00%	[18]
Other Expenses (as a percentage of Assets):	1.57%	[19]
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(1.22%)	[20]
Net Expenses (as a percentage of Assets)	1.00%

[1]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[2]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.
[3]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares, 1.00% for the Institutional Class Shares and 2.00% for the Class C Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2027, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[4]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[5]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.
[6]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares, 1.00% for the Institutional Class Shares and 2.00% for the Class C Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2027, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[7]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[8]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[9]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[10]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares. Other Expenses for the Class C Shares are based on the estimated Other Expenses of the Institutional Class Shares.
[11]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 2.00% for the Retail Class Shares, 1.85% for the Institutional Class Shares and 2.85% for the Class C Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2027, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[12]	Estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[13]	Other Expenses, which include administration, transfer agency and custodian fees, is an estimate based on current asset levels for the Retail Class Shares and Institutional Class Shares.
[14]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares and 0.85% for the Institutional Class Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2027, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[15]	Estimate based on anticipated asset levels for the Retail Class Shares and Institutional Class Shares.
[16]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[17]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (including all organization and offering expenses, but excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.40% for the Retail Class Shares and 1.15% for the Institutional Class Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2027, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.
[18]	Estimate based on anticipated asset levels for the Retail Class Shares and Institutional Class Shares.
[19]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[20]	The Adviser has agreed contractually to waive its fees and to reimburse expenses of the Fund, including expenses associated with the Fund’s shareholder services plan and administrative services plan, to the extent necessary to ensure that operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Retail Class Shares and 1.00% for the Institutional Class Shares of the Fund’s average net assets. This agreement is in effect until at least January 31, 2027, and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Fund at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days’ notice by a majority of the independent members of the Board or a majority of the Fund’s outstanding shares. The Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses reimbursed, subject to certain limitations that: (1) the repayment is made only for fees waived or expenses reimbursed not more than three years prior to the date of repayment; and (2) the repayment may not be made if it would cause the Fund’s operating expenses to exceed the lesser of: (a) the annual expense limitation in effect at the time of the fee waiver or expense reimbursement or (b) the annual expense limitation in effect at the time of the repayment.